Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share (Parentheticals) - $ / shares	3 Months Ended		4 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022
Class A [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	7,727,686			7,716,804
Diluted net loss per common share	$ (0.08)			$ (0.16)
Class B [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	2,227,054	1,437,500	1,437,500	2,013,230
Diluted net loss per common share	$ (0.08)	$ 0.00	$ 0.00	$ (0.16)